Derivative Instruments- Revenue from Foreign Exchange and Other Trading (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Trading Activity, Gains and Losses, Net [Line Items]
Foreign exchange	$ 578	$ 608	$ 520
Other trading revenue	(8)	66	172
Foreign exchange and other trading revenue	570	674	692
Fixed Income
Trading Activity, Gains and Losses, Net [Line Items]
Other trading revenue	(16)	38	142
Credit Derivatives/Other
Trading Activity, Gains and Losses, Net [Line Items]
Other trading revenue	$ 8	$ 28	$ 30